Loans payable (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of loans payable
	December 31,	December 31,
	2018	2017
	$	$

Current

Acquisition loan with Banco de Credito del Peru (a)	6,188	6,141
Operating loan with Banco de Credito del Peru (b)	-	6,309
Revolving credit facility with Banco de Credito del Peru (c)	15,000	15,000
Notes payable to BBVA Banco Continental (d)	5,000	-
Loan with FIFOMI (e)	1,530	1,527
	27,718	28,977

Non-current

Acquisition loan with Banco de Credito del Peru (a)	28,408	34,236
Loan with FIFOMI (e)	127	1,647
	28,535	35,883

Total loans payable	56,253	64,860